Borrowings - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended					1 Months Ended						1 Months Ended
	Sep. 12, 2012 WuXi AppTec (Shanghai) Co., Ltd. Loan Agreement	Dec. 31, 2012 WuXi AppTec (Shanghai) Co., Ltd. Loan Agreement	Dec. 31, 2012 Term Note AppTec	Feb. 13, 2003 Term Note AppTec Installment	Jan. 24, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 30, 2011 Revolving Credit Facility	Nov. 26, 2012 Revolving Credit Facility AppTec	Dec. 31, 2012 Revolving Credit Facility AppTec	Dec. 31, 2012 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Jul. 11, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jan. 05, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Sep. 10, 2012 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Dec. 31, 2012 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Jan. 28, 2010 Revolving Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Facility Minimum AppTec	Dec. 31, 2012 Revolving Credit Facility Maximum AppTec	Dec. 31, 2012 Promissory Notes AppTec	Nov. 30, 2012 Promissory Notes AppTec	Dec. 31, 2012 Promissory Notes Minimum AppTec	Dec. 31, 2012 Promissory Notes Maximum AppTec
Debt Instrument [Line Items]
Line of credit facility, maturity period	2 years				1 year	1 year				1 year						1 year
Line of credit facility, maximum borrowing capacity	$ 4,300,000					$ 20,000,000			$ 25,000,000	$ 25,000,000					$ 7,500,000	$ 15,000,000						$ 20,000,000
Line of credit facility, interest rate description	The interest rate was based on three-month Libor plus 2.75% and is reset every 3 months based on the prevailing rate					The interest rate for each drawdown was based on the London Interbank Offered Rate ("Libor") for the corresponding period on the drawdown date plus 2.5%.										The interest rate of each drawdown was based on Libor for the corresponding period on the drawdown date plus 3.0%.
Line of credit facility, margin rate	2.75%					2.50%				2.50%					2.50%	3.00%						2.50%
Line of credit facility covenant, required net assets																		150,000,000
Line of credit facility, management fee					0.20%
Line of credit facility average interest rate		3.35%					3.21%	2.94%				4.06%	3.87%				2.37%
Line of credit facility, amended maximum borrowing capacity														12,500,000
Line of credit facility, amount drawn											25,000,000						7,800,000				20,000,000
Debt Instrument, principal amount				3,800,000
Debt Instrument, number of consecutive periodic payment				180
Debt Instrument, interest rate				4.00%
Long-term debt			1,600,000
Net asset of subsidiaries																			400,000,000				400,000,000
Aggregate debt company																				$ 50,000,000				$ 50,000,000